Income Taxes (Components Of Income Tax Provision (Benefit)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current	$ 0	$ (25)	$ (5)
Deferred	(569)	25	(30)
Income tax benefit	$ (569)	$ 0	$ (35)